UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust

213 Foxcroft Road
Broomall, PA 19008

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

215-882-9983

Date of fiscal year end: September 30, 2020

Date of reporting period: December 31, 2019

Item 1. Schedule of Investments.

Alpha Architect U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.8%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.4%
106,020	H&R Block, Inc.	$2,489,350
Advertising, Public Relations, and Related Services - 2.5%
31,921	Omnicom Group, Inc.	2,586,239
Aerospace Product and Parts Manufacturing - 2.1%
29,567	Spirit AeroSystems Holdings, Inc.	2,154,843
Clothing Stores - 5.2%
171,374	Hanesbrands, Inc.	2,544,904
102,922	Urban Outfitters, Inc. (a)	2,858,144
		5,403,048
Computer and Peripheral Equipment Manufacturing - 2.5%
127,461	HP, Inc.	2,619,324
Converted Paper Product Manufacturing - 2.4%
22,594	Packaging Corp of America	2,530,302
Department Stores - 5.5%
54,462	Kohl's Corp.	2,774,839
168,262	Macy's, Inc.	2,860,454
		5,635,293
Drugs and Druggists' Sundries Merchant Wholesalers - 2.3%
28,616	AmerisourceBergen Corp.	2,432,932
Electric Lighting Equipment Manufacturing - 2.6%
19,520	Acuity Brands, Inc.	2,693,760
Employment Services - 5.2%
27,351	ManpowerGroup, Inc.	2,655,782
43,619	Robert Half International, Inc.	2,754,540
		5,410,322
Engine, Turbine, and Power Transmission Equipment Manufacturing - 4.9%
43,251	Brunswick Corp.	2,594,195
14,047	Cummins, Inc.	2,513,851
		5,108,046
Foundries - 2.5%
21,197	Reliance Steel & Aluminum Co.	2,538,553
Iron and Steel Mills and Ferroalloy Manufacturing - 2.4%
74,112	Steel Dynamics, Inc.	2,522,772
Motor Vehicle Body and Trailer Manufacturing - 2.4%
31,240	PACCAR, Inc.	2,471,084
Motor Vehicle Manufacturing - 2.6%
28,182	Oshkosh Corp.	2,667,426
Motor Vehicle Parts Manufacturing - 7.8%
52,775	Allison Transmission Holdings, Inc.	2,550,088
60,189	BorgWarner, Inc.	2,610,999
21,012	Lear Corp.	2,882,846
		8,043,933
Nonresidential Building Construction - 2.4%
63,551	PulteGroup, Inc.	2,465,779
Other Fabricated Metal Product Manufacturing - 2.6%
48,367	The Timken Co.	2,723,546
Other Leather and Allied Product Manufacturing - 2.6%
100,766	Tapestry, Inc.	2,717,659
Other Miscellaneous Manufacturing - 2.4%
55,245	Textron, Inc.	2,463,927
Petroleum and Coal Products Manufacturing - 2.4%
48,246	Hollyfrontier Corp.	2,446,555

The accompanying notes are an integral part of these financial statements.

Pharmaceutical and Medicine Manufacturing - 4.8%
8,606	Biogen, Inc. (a)	2,553,658
37,868	Gilead Sciences, Inc.	2,460,663
		5,014,321
Pulp, Paper, and Paperboard Mills - 4.9%
67,133	Domtar Corp.	2,567,166
54,297	International Paper Co.	2,500,377
		5,067,543
Radio and Television Broadcasting - 2.6%
63,586	ViacomCBS, Inc.	2,668,704
Scheduled Air Transportation - 9.9%
37,562	Alaska Air Group, Inc.	2,544,826
44,984	Delta Air Lines, Inc.	2,630,664
44,734	Southwest Airlines Co.	2,414,741
65,808	Spirit Airlines, Inc. (a)	2,652,721
		10,242,952
Shoe Stores - 2.5%
65,038	Foot Locker, Inc.	2,535,832
Tobacco Manufacturing - 2.4%
49,941	Altria Group, Inc.	2,492,555
Traveler Accommodation - 2.6%
52,409	Wyndham Destinations, Inc.	2,709,021
Utility System Construction - 2.4%
39,358	MasTec, Inc. (a)	2,525,209
	TOTAL COMMON STOCKS (Cost $99,366,075)	103,380,830

MONEY MARKET FUNDS - 0.8%
746,538	First American Government Obligations Fund, 1.51% (b)	746,538
	TOTAL MONEY MARKET FUNDS (Cost $746,538)	746,538

	TOTAL INVESTMENTS (Cost $100,112,613) - 100.6%	104,127,368
	Liabilities in Excess of Other Assets - (0.6)%	(575,223)
	TOTAL NET ASSETS - 100.0%	$103,552,145

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Value ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 100.2%
Australia - 15.6%
1,274,689	Beach Energy Ltd.	$2,245,226
83,876	BHP Group Ltd.	2,290,829
225,960	BlueScope Steel Ltd.	2,388,024
91,333	CIMIC Group Ltd.	2,124,038
326,234	Fortescue Metals Group Ltd.	2,447,310
342,291	Iluka Resources Ltd.	2,233,883
921,820	Whitehaven Coal Ltd.	1,707,781
		15,437,091
Finland - 2.2%
62,102	UPM-Kymmene OYJ	2,153,194
France - 6.0%
78,378	Peugeot SA	1,872,632
48,432	Publicis Groupe SA	2,192,614
40,180	Renault SA	1,901,057
		5,966,303
Hong Kong - 2.4%
1,824,210	Xinyi Glass Holdings Ltd.	2,415,955
Italy - 2.1%
135,458	Eni S.p.A.	2,103,815
Japan - 48.1%
94,872	Alfresa Holdings Corp.	1,945,376
112,509	Brother Industries Ltd.	2,351,552
133,488	DMG Mori Co., Ltd.	2,076,248
232,719	Inpex Corp.	2,434,174
182,599	Isuzu Motors Ltd.	2,183,021
154,810	Kajima Corp.	2,077,336
139,739	KINDEN Corp.	2,186,336
40,401	Koito Manufacturing Co., Ltd.	1,896,324
62,835	Kyudenko Corp.	1,870,795
183,604	Nexon Co., Ltd. (a)	2,450,194
166,192	Nikon Corp.	2,055,700
207,050	Obayashi Corp.	2,319,082
35,940	OKUMA Corp.	1,918,476
60,269	Sankyo Co., Ltd.	2,010,723
97,442	Sekisui House Ltd.	2,092,687
227,245	Shimizu Corp.	2,334,043
75,561	Showa Denko K.K.	2,016,026
34,486	Sony Corp.	2,349,003
125,791	Sumco Corp.	2,113,979
126,682	Sumitomo Dainippon Pharma Co., Ltd.	2,483,389
208,725	Tokai Carbon Co., Ltd.	2,103,482
151,570	TOSOH CORP.	2,364,467
		47,632,413
Norway - 2.2%
109,387	Equinor ASA	2,186,668
Sweden - 4.5%
63,968	Lundin Petroleum AB	2,173,847
110,651	SKF AB	2,237,510
		4,411,357

The accompanying notes are an integral part of these financial statements.

United Kingdom - 17.1%
78,612	Anglo American PLC	2,262,748
36,832	Berkeley Group Holdings PLC	2,370,608
97,679	Mondi PLC	2,293,375
72,046	Persimmon PLC	2,571,913
272,549	Redrow PLC	2,689,604
38,079	Rio Tinto PLC	2,271,303
972,815	Taylor Wimpey PLC	2,492,151
		16,951,702
	TOTAL COMMON STOCKS (Cost $97,829,255)	99,258,498

MONEY MARKET FUNDS - 0.2%
175,178	First American Government Obligations Fund, 1.51% (b)	175,178
	TOTAL MONEY MARKET FUNDS (Cost $175,178)	175,178

	TOTAL INVESTMENTS - 100.4% (Cost $98,004,433)	99,433,676
	Liabilities in Excess of Other Assets - (0.4)%	(417,741)
	TOTAL NET ASSETS - 100.0%	$99,015,935

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect U.S. Quantitative Momentum ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.5%
Accounting, Tax Preparation, Bookkeeping, and Payroll Services - 2.0%
10,614	Paylocity Holding Corp. (a)	$1,282,383
Advertising, Public Relations, and Related Services - 2.0%
4,836	The Trade Desk Inc. (a)	1,256,296
Aerospace Product and Parts Manufacturing - 2.0%
2,220	TransDigm Group, Inc.	1,243,200
Architectural, Engineering, and Related Services - 2.0%
3,726	Teledyne Technologies, Inc. (a)	1,291,208
Building Finishing Contractors - 1.9%
11,344	TopBuild Corp. (a)	1,169,340
Business Support Services - 5.8%
9,816	Atlassian Corp. PLC (a)(b)	1,181,258
4,142	FleetCor Technologies, Inc. (a)	1,191,736
7,054	Global Payments, Inc.	1,287,778
		3,660,772
Cable and Other Subscription Programming - 3.6%
833	Cable One, Inc.	1,239,895
7,750	Roku, Inc. (a)	1,037,725
		2,277,620
Computer Systems Design and Related Services - 5.6%
11,492	Alteryx, Inc. (a)	1,150,004
9,770	Okta, Inc. (a)	1,127,165
22,925	Rapid7, Inc. (a)	1,284,258
		3,561,427
Data Processing, Hosting, and Related Services - 2.1%
39,554	Pagseguro Digital Ltd. (a)(b)	1,351,165
Electrical Equipment Manufacturing - 2.1%
12,929	Generac Holdings, Inc. (a)	1,300,528
Electronics and Appliance Stores - 1.9%
27,090	Smartsheet, Inc. (a)	1,216,883
Furniture Stores - 2.1%
6,174	RH (a)	1,318,149
Household Appliances and Electrical and Electronic Goods Merchant Wholesalers - 4.4%
26,873	Entegris, Inc.	1,346,069
7,853	KLA-Tencor Corp.	1,399,169
		2,745,238
Lumber and Other Construction Materials Merchant Wholesalers - 2.0%
49,504	Builders FirstSource, Inc. (a)	1,257,897
Manufacturing and Reproducing Magnetic and Optical Media - 3.7%
8,509	MongoDB, Inc. (a)	1,119,870
203,393	Zynga, Inc. (a)	1,244,765
		2,364,635
Medical Equipment and Supplies Manufacturing - 3.6%
6,908	Insulet Corp. (a)	1,182,649
18,024	Tandem Diabetes Care, Inc. (a)	1,074,411
		2,257,060
Metal Ore Mining - 2.1%
10,855	Royal Gold, Inc.	1,327,024
Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers - 2.0%
14,022	Copart, Inc. (a)	1,275,161
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 4.1%
12,034	Keysight Technologies, Inc. (a)	1,235,049
19,997	Teradyne, Inc.	1,363,596
		2,598,645

The accompanying notes are an integral part of these financial statements.

Offices of Physicians - 1.9%
13,840	Novocure Ltd. (a)(b)	1,166,297
Other Financial Investment Activities - 6.2%
29,358	Apollo Global Management, Inc.	1,400,670
19,043	Cohen & Steers, Inc.	1,195,139
23,861	The Blackstone Group Inc.	1,334,784
		3,930,593
Other Furniture Related Product Manufacturing - 2.1%
15,020	Tempur Sealy International, Inc. (a)	1,307,641
Other General Merchandise Stores - 2.0%
8,033	Dollar General Corp.	1,252,987
Other Telecommunications - 2.0%
7,396	RingCentral, Inc. (a)	1,247,483
Professional and Commercial Equipment and Supplies Merchant Wholesalers - 2.1%
10,357	SYNNEX Corp.	1,333,982
Restaurants and Other Eating Places - 2.1%
1,561	Chipotle Mexican Grill, Inc. (a)	1,306,729
Securities and Commodity Contracts Intermediation and Brokerage - 1.9%
3,168	MarketAxess Holdings, Inc.	1,201,020
Semiconductor and Other Electronic Component Manufacturing - 6.4%
17,999	Inphi Corp. (a)	1,332,286
4,723	Lam Research Corp.	1,381,005
6,480	Universal Display Corp.	1,335,334
		4,048,625
Software Publishers - 15.7%
18,312	Cadence Design Systems, Inc. (a)	1,270,120
8,291	Coupa Software, Inc. (a)	1,212,559
17,608	DocuSign, Inc. (a)	1,304,929
3,451	Fair Isaac Corp. (a)	1,293,021
15,296	Manhattan Associates, Inc. (a)	1,219,856
4,640	Paycom Software, Inc. (a)	1,228,486
9,090	Synopsys, Inc. (a)	1,265,328
7,995	Veeva Systems, Inc. (a)	1,124,577
		9,918,876
Spectator Sports - 2.1%
9,716	Churchill Downs, Inc.	1,333,035
	TOTAL COMMON STOCKS (Cost $58,961,032)	62,801,899

MONEY MARKET FUNDS - 0.4%
265,868	First American Government Obligations Fund, 1.51% (c)	265,868
	TOTAL MONEY MARKET FUNDS (Cost $265,868)	265,868

	TOTAL INVESTMENTS (Cost $59,226,900) - 99.9%	63,067,767
	Other Assets in Excess of Liabilities - 0.1%	57,514
	TOTAL NET ASSETS - 100.0%	$63,125,281

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Foreign Issue Security.
(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Alpha Architect International Quantitative Momentum ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
COMMON STOCKS - 99.7%
Australia - 28.1%
24,708	ASX Ltd.	$1,359,537
350,616	Aurizon Holdings Ltd.	1,286,813
832,533	Beach Energy Ltd.	1,466,416
201,902	Fortescue Metals Group Ltd.	1,514,609
470,478	Harvey Norman Holdings Ltd.	1,343,742
109,770	IDP Education Ltd.	1,322,623
342,311	Independence Group NL	1,498,951
54,310	JB Hi-Fi Ltd.	1,435,680
38,192	Magellan Financial Group Ltd.	1,526,329
20,745	Rio Tinto Ltd.	1,461,603
249,760	Santos Ltd.	1,433,700
47,781	Wesfarmers Ltd.	1,388,154
73,326	WiseTech Global Ltd.	1,202,538
		18,240,695
Cayman Islands - 1.5%
2,740,790	Bosideng International Holdings Ltd.	988,363
Finland - 4.5%
26,279	Elisa OYJ	1,451,756
36,881	Metso OYJ	1,455,382
		2,907,138
France - 8.9%
27,930	Edenred	1,444,277
13,184	Ingenico Group SA	1,431,532
3,140	LVMH Moet Hennessy Louis Vuitton SE	1,458,876
13,526	SOITEC (a)	1,421,634
		5,756,319
Germany - 2.2%
22,679	CTS Eventim AG & Co. KGaA	1,425,864
Israel - 2.3%
93,547	Alony Hetz Properties & Investments Ltd.	1,479,068
Italy - 8.3%
54,923	Azimut Holding S.p.A.	1,311,006
41,310	Banca Generali S.p.A.	1,341,938
136,374	Banca Mediolanum S.p.A.	1,354,562
121,532	Poste Italiane S.p.A.	1,379,589
		5,387,095
Japan - 7.1%
28,300	Advantest Corp.	1,604,417
31,400	Lasertec Corp.	1,606,774
92,000	Olympus Corp.	1,430,104
		4,641,295
New Zealand - 4.6%
96,426	Fisher & Paykel Healthcare Corp Ltd.	1,441,093
458,181	Meridian Energy Ltd.	1,542,240
		2,983,333
Spain - 2.3%
48,661	Ferrovial SA	1,472,111
Sweden - 11.6%
38,063	Atlas Copco AB	1,518,237
119,330	Epiroc AB	1,456,852
33,238	Fastighets AB Balder (a)	1,537,280
80,675	Getinge AB	1,498,711
82,885	Wihlborgs Fastigheter AB	1,526,492
		7,537,572

The accompanying notes are an integral part of these financial statements.

Switzerland - 6.8%
213	Belimo Holding AG	1,604,433
13,360	Landis+Gyr Group AG	1,390,114
1,459	Straumann Holding AG	1,432,769
		4,427,316
United Kingdom - 11.5%
245,664	Avast PLC	1,473,450
23,672	AVEVA Group PLC	1,459,942
27,942	Dialog Semiconductor PLC (a)	1,413,868
15,795	London Stock Exchange Group PLC	1,621,470
96,662	Softcat PLC	1,475,013
		7,443,743
	TOTAL COMMON STOCKS (Cost $59,872,477)	64,689,912

MONEY MARKET FUNDS - 0.4%
265,905	First American Government Obligations Fund, 1.51% (b)	265,905
	TOTAL MONEY MARKET FUNDS (Cost $265,905)	265,905

	TOTAL INVESTMENTS (Cost $60,138,382) - 100.1%	64,955,817
	Liabilities in Excess of Other Assets - (0.1)%	(76,161)
	TOTAL NET ASSETS - 100.0%	$64,879,656

Percentages are stated as a percent of net assets.

(a) Non-Income producing security.
(b) Rate shown is the 7-day effective yeild.

The accompanying notes are an integral part of these financial statements.

Alpha Architect Value Momentum Trend ETF
Schedule of Investments
December 31, 2019 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 100.9%
523,585	Alpha Architect U.S. Quantitative Value ETF (a)(b)	$15,927,456
696,181	Alpha Architect International Quantitative Value ETF (a)(b)	20,525,295
561,693	Alpha Architect U.S. Quantitative Momentum ETF (a)(b)	18,193,236
857,708	Alpha Architect International Quantitative Momentum ETF (a)(b)	23,250,062
	TOTAL INVESTMENT COMPANIES (Cost $80,283,970)	77,896,049

MONEY MARKET FUNDS - 0.1%
83,411	First American Government Obligations Fund, 1.51% (c)	83,411
	TOTAL MONEY MARKET FUNDS (Cost $83,411)	83,411

	TOTAL INVESTMENTS (Cost $80,367,381) - 101.0%	77,979,460
	Liabilities in Excess of Other Assets - (1.0)%	(801,618)
	TOTAL NET ASSETS - 100.0%	$77,177,842

Percentages are stated as a percent of net assets.

(a) Affiliated Fund.
(b) All or a portion of these securities have been segregated as collateral for broker agreements. The total value of securities segregated amounted to $51,053,519.
(c) Rate shown is the 7-day effective yield.

The accompanying notes are an integral part of these financial statements.

Affiliated Underlying Funds

Information regarding the Alpha Architect Value Momentum Trend ETF purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds for the period September 30, 2019, through December 31, 2019, is as follows:

	Value, beginning of period	Purchases	Proceeds from Sales	Net Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Dividend Income	Capital Gain Distributions

Alpha Architect U.S. Quantitative Value ETF	$18,557,017	$54,819	$(4,242,989)	$30,427	1,528,182	$15,927,456	$130,064	$-
Alpha Architect International Quantitative Value ETF	22,315,732	69,300	(3,846,737)	(534,838)	2,521,839	20,525,295	141,768	-
Alpha Architect U.S. Quantitative Momentum ETF	19,252,878	59,804	(2,500,247)	301,204	1,079,597	18,193,236	-	-
Alpha Architect International Quantitative Momentum ETF	22,506,855	1,846,837	(2,370,347)	(47,728)	1,314,445	23,250,062	46,159	-
	$82,632,482	$2,030,760	$(12,960,320)	$(250,935)	$6,444,063	$77,896,049	$317,991	$-

	Shares, beginning of period	# of Shares Purchased	# of Shares Sold	Shares, end of period

Alpha Architect U.S. Quantitative Value ETF	666,081	1,793	(144,289)	523,585
Alpha Architect International Quantitative Value ETF	829,686	2,385	(135,890)	696,181
Alpha Architect U.S. Quantitative Momentum ETF	641,256	1,924	(81,487)	561,693
Alpha Architect International Quantitative Momentum ETF	878,450	70,439	(91,181)	857,708

The unaudited cost basis of investments for federal income tax purposes at December 31, 2019 was as follows*:

Cost of Investments - Assets
	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Value ETF	Value ETF
Cost of investments	$100,112,613	$98,004,433
Gross unrealized appreciation	$7,404,048	$7,177,132
Gross unrealized depreciation	$(3,389,293)	$(5,747,889)
Net unrealized appreciation/(depreciation)	$4,014,755	$1,429,243

	Alpha Architect	Alpha Architect
	U.S. Quantitative	International Quantitative
	Momentum ETF	Momentum ETF
Cost of investments	$59,226,900	$60,138,382
Gross unrealized appreciation	$5,561,416	$5,494,530
Gross unrealized depreciation	$(1,720,549)	$(677,095)
Net unrealized appreciation/(depreciation)	$3,840,867	$4,817,435

	Alpha Architect
	Value Momentum
	Trend ETF
Cost of investments	$80,367,381
Gross unrealized appreciation	$2,061,719
Gross unrealized depreciation	$(4,449,640)
Net unrealized appreciation/(depreciation)	$(2,387,921)

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above tables do not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2019:

	Alpha Architect U.S. Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$103,380,830	$-	$-	$103,380,830
Money Market Funds*	746,538	-	-	746,538
Total Investments in Securites	$104,127,368	$-	$-	$104,127,368

	Alpha Architect International Quantitative Value ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$99,258,498	$-	$-	$99,258,498
Money Market Funds*	175,178	-	-	175,178
Total Investments in Securites	$99,433,676	$-	$-	$99,433,676

	Alpha Architect U.S. Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$62,801,899	$-	$-	$62,801,899
Money Market Funds*	265,868	-	-	265,868
Total Investments in Securites	$63,067,767	$-	$-	$63,067,767

	Alpha Architect International Quantitative Momentum ETF
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$64,689,912	$-	$-	$64,689,912
Money Market Funds*	265,905	-	-	265,905
Total Investments in Securites	$64,955,817	$-	$-	$64,955,817

	Alpha Architect Value Momentum Trend ETF
Assets	Level 1	Level 2	Level 3	Total
Investment Companies-Equity*	$77,896,049	$-	$-	$77,896,049
Money Market Funds*	83,411	-	-	83,411
Total Investments in Securites	$77,979,460	$-	$-	$77,979,460
				.
* For further detail on each asset class, see the Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alpha Architect ETF Trust

By (Signature and Title)  /s/ Wesley R Gray
                                         Wesley R. Gray, Principal Executive Officer, President

Date   2/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Wesley R Gray
                                          Wesley R. Gray, Principal Executive Officer, President

Date    2/26/2020

By (Signature and Title)   /s/   John R. Vogel
                                          John R. Vogel, Principal Financial Officer, Treasurer

Date    2/26/2020